SUBSEQUENT EVENTS (Details Textual) $ in Millions	1 Months Ended	12 Months Ended
	Jan. 31, 2018 USD ($)	Dec. 31, 2019	Jan. 31, 2019 USD ($) tons
Arauco Internacional [Member]
Annual Installed Capacity Of Particle Board			339,000
Annual Installed Capacity Of MDF			220,000
Annual Installed Capacity Of Melamine			309,000
Annual Installed Capacity Of Resins			60,000
Annual Installed Capacity Of Formaldehyde			60,600
Acquisition-related costs for transaction recognised separately from acquisition of assets and assumption of liabilities in business combination | $	$ 28.9
Maximum Installed Capacity in Manufacturing Industry		more tha 10 million m3
Consideration transferred, acquisition-date fair value | $			$ 160.0
Masisa Mexico [Member]
Annual Installed Capacity Of Resins			43,200
Annual Installed Capacity Of Formaldehyde			21,600